Remuneration of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 5,244	$ 5,086	$ 5,404
Variable remuneration	1,209	756	254
Contributions to pension plans and insurance policies	373	319	350
Share-based compensation	3,627	2,017	4,882
Termination benefits	119	1,886	1,147
Other remuneration	17	9	7
Total	10,589	10,073	12,044
Key management personnel
Remuneration and other benefits paid to key management personnel
Loans and advances granted	$ 0	$ 0	$ 0